SEGMENT REPORTING (Net Revenues by Geographic Region) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue, Major Customer [Line Items]
Net Revenue	$ 2,425.9	$ 1,800.8	$ 773.1
USA [Member]
Revenue, Major Customer [Line Items]
Net Revenue	1,251.2	519.4	59.3
South Korea [Member]
Revenue, Major Customer [Line Items]
Net Revenue	155.4	204.6	327.7
Japan [Member]
Revenue, Major Customer [Line Items]
Net Revenue	284.0	192.5	55.4
United Kingdom [Member]
Revenue, Major Customer [Line Items]
Net Revenue	17.9	187.5	111.1
PRC [Member]
Revenue, Major Customer [Line Items]
Net Revenue	126.0	140.9	3.9
India [Member]
Revenue, Major Customer [Line Items]
Net Revenue	231.8	128.2	3.7
Turkey [Member]
Revenue, Major Customer [Line Items]
Net Revenue	178.4	120.3	0.3
Australia [Member]
Revenue, Major Customer [Line Items]
Net Revenue	44.5	73.0	12.4
Spain [Member]
Revenue, Major Customer [Line Items]
Net Revenue	0.1	59.0	0.6
Germany [Member]
Revenue, Major Customer [Line Items]
Net Revenue	43.7	42.6	67.4
France [Member]
Revenue, Major Customer [Line Items]
Net Revenue	10.1	35.8	45.6
Chile [Member]
Revenue, Major Customer [Line Items]
Net Revenue	0.2	23.4
Italy [Member]
Revenue, Major Customer [Line Items]
Net Revenue	7.5	16.0	18.0
Canada [Member]
Revenue, Major Customer [Line Items]
Net Revenue	11.8	13.0	5.7
Belgium [Member]
Revenue, Major Customer [Line Items]
Net Revenue		9.6	1.0
Switzerland [Member]
Revenue, Major Customer [Line Items]
Net Revenue	0.2	9.2	13.2
Malaysia [Member]
Revenue, Major Customer [Line Items]
Net Revenue	16.1	8.6	3.1
Israel [Member]
Revenue, Major Customer [Line Items]
Net Revenue	11.2	4.9
Mexico [Member]
Revenue, Major Customer [Line Items]
Net Revenue	0.3	1.3
South Africa [Member]
Revenue, Major Customer [Line Items]
Net Revenue	0.1	0.6
Portugal [Member]
Revenue, Major Customer [Line Items]
Net Revenue		0.5	28.9
Greece [Member]
Revenue, Major Customer [Line Items]
Net Revenue		0.3	0.6
Netherlands [Member]
Revenue, Major Customer [Line Items]
Net Revenue	1.6	0.3	0.7
Austria [Member]
Revenue, Major Customer [Line Items]
Net Revenue			4.7
Cyprus [Member]
Revenue, Major Customer [Line Items]
Net Revenue			0.2
Others [Member]
Revenue, Major Customer [Line Items]
Net Revenue	8.3	9.3	9.6
Uruguay [Member]
Revenue, Major Customer [Line Items]
Net Revenue	12.3
Senegal [Member]
Revenue, Major Customer [Line Items]
Net Revenue	9.8
Zimbabwe [Member]
Revenue, Major Customer [Line Items]
Net Revenue	$ 3.4